Long-term Incentive Plans (Details 5) - $ / shares	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Long-term Incentive Plans
Dates of grant or valuation	April 8, 2025 to January 31, 2026	October 8, 2024	May 2, 2023 to January 31, 2024
Risk free interest rates		3.03%
Risk free interest rates, minimum	2.45%		3.48%
Risk free interest rates, maximum	2.91%		4.63%
Volatilities		112.00%
Volatilities, minimum	110.00%		109.00%
Volatilities, maximum	129.00%		144.00%
Fair values of common shares on grant or valuation dates		$ 0.145
Fair values of common shares on grant or valuation dates, minimum	$ 0.05		$ 0.065
Fair values of common shares on grant or valuation dates, maximum	$ 0.09		$ 0.08
Expected dividends	0.00%	0.00%	0.00%
Expected lives		3 years
Expected lives, minimum	2 years		1 year 11 months 12 days
Expected lives, maximum	5 years		3 years
Exercise prices		$ 0.14
Exercise prices, minimum	$ 0.08		$ 0.07
Exercise prices, maximum	0.09		0.16
Fair values of options on grant or valuation dates		$ 0.10
Fair values of options on grant or valuation dates, minimum	0.019		0.04
Fair values of options on grant or valuation dates, maximum	$ 0.077		$ 0.17